Reverse Recapitalization - Schedule of Business Combination to the Consolidated Statements of Cash Flows (Details) - Business Combination [Member]	Sep. 30, 2024 USD ($)
Schedule of Business Combination to the Consolidated Statements of Cash Flows [Line Items]
Cash-trust and cash, net of redemptions	$ 2,714,091
Less: transaction costs, promissory note and professional fees, paid	(7,350,088)
Proceeds from Sponsor PIPE Investment	15,000,000
Net proceeds from the Business Combination	10,364,003
Less: liabilities assumed	(12,041,288)
Reverse recapitalization, net	$ (1,677,285)